Pension Liabilities, Net (Schedule Of Expected Benefit Payments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Pension Plans and Defined Benefit Postretirement Plans Disclosure [Abstract]
2014	$ 512	$ 763
2015	617	261
2016	555	229
2017	384	199
2018 and thereafter	1,078	1,050
Expected benefit payments, total	$ 3,146	$ 2,502